AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 89.9%
Communication Services - 2.3%
TripAdvisor, Inc.*	842,619	$14,855,373
Yelp, Inc.*	299,951	10,927,215

Total Communication Services		25,782,588
Consumer Discretionary - 8.0%
Advance Auto Parts, Inc.[1]	273,619	17,328,291
Asbury Automotive Group, Inc.*	34,904	9,396,855
LGI Homes, Inc.*	125,191	14,405,728
Murphy USA, Inc.	67,057	33,858,421
Papa John's International, Inc.	324,943	14,372,229

Total Consumer Discretionary		89,361,524
Consumer Staples - 8.8%
BJ's Wholesale Club Holdings, Inc.*	446,791	39,299,736
Dole PLC (Ireland)	723,538	10,744,539
The Duckhorn Portfolio, Inc.*,1	1,468,911	10,664,294
Ingles Markets, Inc., Class A	247,529	20,062,225
Nomad Foods, Ltd. (United Kingdom)	945,605	18,070,512

Total Consumer Staples		98,841,306
Energy - 4.5%
Delek US Holdings, Inc.	732,326	17,414,712
Evolution Petroleum Corp.[1]	832,335	4,677,723
SM Energy Co.[1]	494,426	22,842,481
World Kinect Corp.	181,022	5,055,945

Total Energy		49,990,861
Financials - 16.6%
Axis Capital Holdings, Ltd. (Bermuda)	370,837	28,090,903
Cannae Holdings, Inc.	1,134,079	22,806,329
EVERTEC, Inc. (Puerto Rico)	471,535	16,253,811
Genworth Financial, Inc., Class A*	3,748,018	25,374,082
NMI Holdings, Inc., Class A*	171,314	6,741,206
P10, Inc., Class A1	2,036,591	20,304,812
Radian Group, Inc.	323,540	12,003,334
Repay Holdings Corp.*	990,708	9,530,611
White Mountains Insurance Group, Ltd.	24,634	43,996,324

Total Financials		185,101,412
Health Care - 4.1%
Embecta Corp.	950,810	14,899,192
Enovis Corp.*	241,334	11,497,152
Envista Holdings Corp.*	504,526	8,612,259
Patterson Cos., Inc.	441,567	11,149,567

Total Health Care		46,158,170
	Shares	Value
Industrials - 27.3%
Air Transport Services Group, Inc.*	1,386,992	$22,386,051
Alight, Inc., Class A*,1	2,065,970	15,639,393
Argan, Inc.	187,984	14,837,577
Armstrong World Industries, Inc.	107,855	14,172,147
Atkore, Inc.[1]	220,973	29,831,355
Brady Corp., Class A	95,010	6,803,666
CoreCivic, Inc.*	1,882,400	26,240,656
DNOW, Inc.*	367,344	5,642,404
The GEO Group Inc.*	1,859,692	26,965,534
Kelly Services, Inc., Class A	253,471	5,964,172
McGrath RentCorp[1]	302,004	33,169,099
MDU Resources Group, Inc.	420,563	11,329,967
MSC Industrial Direct Co., Inc., Class A	112,819	10,035,250
OPENLANE, Inc.*	1,161,211	20,762,453
Park Aerospace Corp.	756,768	10,148,259
UniFirst Corp.	175,326	34,107,920
Viad Corp.*	508,499	16,907,592

Total Industrials		304,943,495
Information Technology - 5.6%
ACI Worldwide, Inc.*	354,941	15,344,099
ePlus, Inc.*	164,530	15,123,598
Ituran Location and Control, Ltd. (Israel)	230,417	6,099,138
NCR Voyix, Corp.*,1	713,654	10,526,396
Vontier Corp.	385,786	15,134,385

Total Information Technology		62,227,616
Materials - 4.4%
Summit Materials, Inc., Class A*	651,013	27,199,323
TriMas Corp.	471,679	11,593,870
Warrior Met Coal, Inc.	144,169	9,963,520

Total Materials		48,756,713
Real Estate - 0.5%
Newmark Group, Inc., Class A	457,022	5,932,146
Utilities - 7.8%
Northwestern Energy Group, Inc.	375,339	20,181,978
PNM Resources, Inc.	445,589	18,527,591
Southwest Gas Holdings, Inc.	232,845	17,267,785
Talen Energy Corp.*	255,573	31,857,174

Total Utilities		87,834,528

Total Common Stocks (Cost $761,150,820)		1,004,930,359

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 10.0%
Joint Repurchase Agreements - 0.0%#,2
HSBC Securities USA, Inc., dated 07/31/24, due 08/01/24, 5.330% total to be received $272,660 (collateralized by various U.S. Treasuries, 0.000%, 11/15/24 - 05/15/50, totaling $278,072)	$272,620	$272,620
Repurchase Agreements - 10.0%
Fixed Income Clearing Corp., dated 07/31/24, due 08/01/24, 5.150% total to be received $111,610,964 (collateralized by a U.S. Treasury Note, 1.875%, 02/15/32, totaling $113,826,954)	111,595,000	111,595,000

Total Short-Term Investments (Cost $111,867,620)		111,867,620
Value

Total Investments - 99.9% (Cost $873,018,440)	$1,116,797,979
Other Assets, less Liabilities - 0.1%	904,398
Net Assets - 100.0%	$1,117,702,377

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $46,634,599 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,004,930,359	—	—	$1,004,930,359
Short-Term Investments
Joint Repurchase Agreements	—	$272,620	—	272,620
Repurchase Agreements	—	111,595,000	—	111,595,000
Total Investments in Securities	$1,004,930,359	$111,867,620	—	$1,116,797,979

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$46,634,599	$272,620	$47,224,599	$47,497,219
The following table summarizes the securities received as collateral for securities lending at July 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.526%	08/15/24-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.